Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2020
Statutory and other information
Schedule of auditor's remuneration

	2020	2019	2018
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	6.3	3.9	3.8
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	10.8	8.3	9.4
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	2.0	2.0
Audit-related assurance services	0.7	0.3	0.8
Tax compliance services	–	–	0.1
Other assurance services	0.2	0.1	0.9
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.3	0.4
	20.3	14.9	17.4

Schedule of key management personnel compensation

	2020	2019	2018
	$’000	$’000	$’000
Short-term employee benefits	29,126	31,329	32,523
Post-employment benefits	1,602	1,766	2,387
Share-based payments	27,666	19,210	23,605
	58,394	52,305	58,515